Prepaid Expenses (Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current prepayments [abstract]
Prepaid research and development expenses	$ 214,631	$ 110,249	$ 71,201
Prepaid software	50,148	18,564	6,240
Prepaid inventory	19,249	34,753	22,460
Prepaid advertising expenses	12,711	9,463	19,933
Other prepaid expenses	31,737	14,919	14,238
Total prepaid expenses	$ 328,476	$ 187,948	$ 134,072